Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant accounting policies [Abstract]
Schedule of property and equipment, net
Useful Life in Years
Computers and software	3
Office furniture and equipment	3-7

Schedule of estimated useful lives of the right-of-use assets
Years
Property	3-7
Motor vehicles	3